Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	USD
Finished goods – holographic accessories	3,167,879	1,590,495	249,462
Finished goods – semiconductors	949,928	5,251,250	823,635
Total inventories	4,117,807	6,841,745	1,073,097